Document And Entity Information	Feb. 01, 2022
Document Information [Line Items]
Entity, Registrant Name	REVIVA PHARMACEUTICALS HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 01, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-38634
Entity, Tax Identification Number	85-4306526
Entity, Address, Address Line One	19925 Stevens Creek Blvd., Suite 100
Entity, Address, City or Town	Cupertino
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	501-8881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001742927
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	RVPH
Security Exchange Name	NASDAQ
WarrantsToPurchaseOneShareOfCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Common Stock
Trading Symbol	RVPHW
Security Exchange Name	NASDAQ